Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000009551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Selected American Shares (Class S)
Accumulated Value	$ 10,000		$ 11,250	$ 13,700	$ 11,781	$ 15,451	$ 17,245	$ 20,301	$ 16,186	$ 21,419	$ 25,216	$ 31,967
C000009552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Selected American Shares (Class D)
Accumulated Value	10,000		11,283	13,786	11,896	15,651	17,521	20,693	16,546	21,965	25,947	32,995
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,134	21,401	27,028	33,790	39,831
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,734	$ 13,337	$ 12,234	$ 15,481	$ 15,914	$ 19,918	$ 18,416	$ 20,527	$ 23,477	$ 27,212